Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities	9 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Purchase Price Allocation For The Assets Acquired And Liabilities [Abstract]
Tangible assets acquired	$ 635,223
Liabilities assumed	(635,233)
Intangible assets	8,600,000
Net assets acquired	$ 8,600,000